Other Income (Expense) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Income Expense Details Narrative
Loss on Acquisition			$ 240,007,725		$ 20,517,084